Analysis of Net Debt - Reconciliation of Opening to Closing Net Debt (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure Of Reconciliation Of Opening To Closing Net Debt [abstract]
Beginning Balance		$ (7,532)	$ (7,998)		$ (6,953)
Increase in interest-bearing loans and borrowings	[1]	(6,427)	(106)		(1,587)
Repayment of interest-bearing loans, borrowings and finance leases	[2],[3]	4,943	640		291
Debt, including lease liabilities, in acquired companies (note 32)		(12)	(81)		(87)
Debt, including lease liabilities, in disposed companies		12	463
Effect of adopting IFRS 16			(2,237)
Net increase in lease liabilities under IFRS 16	[4]	(153)	(184)
Repayment of lease liabilities under IFRS 16	[4]	258	356
Net cash flow arising from derivative financial instruments		(26)	40		(8)
Mark-to-market adjustment		22	28		3
Translation adjustment on financing activities		(529)	15		217
Increase in liabilities from financing activities		(1,912)	(1,066)		(1,171)
Translation adjustment on cash and cash equivalents		338	(20)		(122)
Increase in cash and cash equivalents per Consolidated Statement of Cash Flows		3,165	1,552	[5]	248	[5]
Ending balance		$ (5,941)	$ (7,532)		$ (7,998)

[1]	In April 2020, the Group successfully issued a total of €2.0 billion ($2.3 billion) in euro denominated bonds. In April 2020, as a liquidity precaution against the evolving COVID-19 pandemic, the €3.5 billion ($4.0 billion) revolving credit facility was drawn down in full.
[2]	In July 2020, the Group exercised a par-call option to repay a €0.75 billion ($0.9 billion) bond. The €3.5 billion ($4.0 billion) revolving credit facility was fully repaid in the second half of the year.
[3]	Interest-bearing loans and borrowings in 2018 include finance leases previously capitalised under IAS 17.
[4]	All leases capitalised under IFRS 16 have been included as lease liabilities in 2020 and 2019.
[5]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.